Distribution Date:	11/18/25	Wells Fargo Commercial Mortgage Trust 2017-C40
Determination Date:	11/12/25
Next Distribution Date:	12/17/25
Record Date:	10/31/25	Commercial Mortgage Pass-Through Certificates
Series 2017-C40

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, Inc.
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	19	Representations Reviewer
Historical Detail	20		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	21		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000YAU9	2.110000%	23,786,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000YAV7	2.495000%	23,626,000.00	4,010,449.42	0.00	8,338.39	0.00	0.00	8,338.39	4,010,449.42	33.24%	30.00%
A-SB	95000YAW5	3.395000%	32,869,000.00	11,519,023.52	626,805.21	32,589.24	0.00	0.00	659,394.45	10,892,218.31	33.24%	30.00%
A-3	95000YAX3	3.317000%	185,000,000.00	185,000,000.00	0.00	511,370.83	0.00	0.00	511,370.83	185,000,000.00	33.24%	30.00%
A-4	95000YAY1	3.581000%	203,796,000.00	203,796,000.00	0.00	608,161.23	0.00	0.00	608,161.23	203,796,000.00	33.24%	30.00%
A-S	95000YBB0	3.854000%	56,122,000.00	56,122,000.00	0.00	180,245.16	0.00	0.00	180,245.16	56,122,000.00	23.96%	21.63%
B	95000YBC8	4.371862%	32,668,000.00	32,668,000.00	0.00	119,016.65	0.00	0.00	119,016.65	32,668,000.00	18.56%	16.75%
C	95000YBD6	4.437862%	30,154,000.00	30,154,000.00	0.00	111,516.07	0.00	0.00	111,516.07	30,154,000.00	13.57%	12.25%
D	95000YAC9	2.700000%	34,344,000.00	34,344,000.00	0.00	77,274.00	0.00	0.00	77,274.00	34,344,000.00	7.90%	7.13%
E	95000YAE5	4.437862%	6,701,000.00	6,701,000.00	0.00	24,781.76	0.00	0.00	24,781.76	6,701,000.00	6.79%	6.13%
F	95000YAG0	4.437862%	9,214,000.00	9,214,000.00	0.00	34,075.38	0.00	0.00	34,075.38	9,214,000.00	5.26%	4.75%
G	95000YAJ4	4.437862%	6,701,000.00	6,701,000.00	0.00	24,781.76	0.00	0.00	24,781.76	6,701,000.00	4.16%	3.75%
H	95000YAL9	4.437862%	3,350,000.00	3,350,000.00	0.00	12,389.03	0.00	0.00	12,389.03	3,350,000.00	3.60%	3.25%
J*	95000YAN5	4.437862%	21,779,541.00	21,779,541.00	0.00	87,756.02	0.00	0.00	87,756.02	21,779,541.00	0.00%	0.00%
R	95000YAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95000YAQ8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	NA	4.437862%	35,268,975.86	31,861,000.75	32,989.75	118,208.43	0.00	0.00	151,198.18	31,828,011.00	0.00%	0.00%
Regular SubTotal			705,379,516.86	637,220,014.69	659,794.96	1,950,503.95	0.00	0.00	2,610,298.91	636,560,219.73

X-A	95000YAZ8	0.993727%	469,077,000.00	404,325,472.94	0.00	334,824.13	0.00	0.00	334,824.13	403,698,667.73
X-B	95000YBA2	0.393328%	88,790,000.00	88,790,000.00	0.00	29,102.99	0.00	0.00	29,102.99	88,790,000.00
X-D	95000YAA3	1.737862%	34,344,000.00	34,344,000.00	0.00	49,737.61	0.00	0.00	49,737.61	34,344,000.00
Notional SubTotal			592,211,000.00	527,459,472.94	0.00	413,664.73	0.00	0.00	413,664.73	526,832,667.73

Deal Distribution Total					659,794.96	2,364,168.68	0.00	0.00	3,023,963.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000YAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000YAV7	169.74728773	0.00000000	0.35293279	0.00000000	0.00000000	0.00000000	0.00000000	0.35293279	169.74728773
A-SB	95000YAW5	350.45250905	19.06979859	0.99148864	0.00000000	0.00000000	0.00000000	0.00000000	20.06128723	331.38271046
A-3	95000YAX3	1,000.00000000	0.00000000	2.76416665	0.00000000	0.00000000	0.00000000	0.00000000	2.76416665	1,000.00000000
A-4	95000YAY1	1,000.00000000	0.00000000	2.98416667	0.00000000	0.00000000	0.00000000	0.00000000	2.98416667	1,000.00000000
A-S	95000YBB0	1,000.00000000	0.00000000	3.21166673	0.00000000	0.00000000	0.00000000	0.00000000	3.21166673	1,000.00000000
B	95000YBC8	1,000.00000000	0.00000000	3.64321813	0.00000000	0.00000000	0.00000000	0.00000000	3.64321813	1,000.00000000
C	95000YBD6	1,000.00000000	0.00000000	3.69821815	0.00000000	0.00000000	0.00000000	0.00000000	3.69821815	1,000.00000000
D	95000YAC9	1,000.00000000	0.00000000	2.25000000	0.00000000	0.00000000	0.00000000	0.00000000	2.25000000	1,000.00000000
E	95000YAE5	1,000.00000000	0.00000000	3.69821818	0.00000000	0.00000000	0.00000000	0.00000000	3.69821818	1,000.00000000
F	95000YAG0	1,000.00000000	0.00000000	3.69821793	0.00000000	0.00000000	0.00000000	0.00000000	3.69821793	1,000.00000000
G	95000YAJ4	1,000.00000000	0.00000000	3.69821818	0.00000000	0.00000000	0.00000000	0.00000000	3.69821818	1,000.00000000
H	95000YAL9	1,000.00000000	0.00000000	3.69821791	0.00000000	0.00000000	0.00000000	0.00000000	3.69821791	1,000.00000000
J	95000YAN5	1,000.00000000	0.00000000	4.02928693	(0.33106896)	8.93308909	0.00000000	0.00000000	4.02928693	1,000.00000000
R	95000YAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95000YAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	NA	903.37187211	0.93537590	3.35162638	(0.01076017)	0.29033789	0.00000000	0.00000000	4.28700228	902.43649621

Notional Certificates
X-A	95000YAZ8	861.95970585	0.00000000	0.71379353	0.00000000	0.00000000	0.00000000	0.00000000	0.71379353	860.62345357
X-B	95000YBA2	1,000.00000000	0.00000000	0.32777329	0.00000000	0.00000000	0.00000000	0.00000000	0.32777329	1,000.00000000
X-D	95000YAA3	1,000.00000000	0.00000000	1.44821832	0.00000000	0.00000000	0.00000000	0.00000000	1.44821832	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	10/01/25 - 10/30/25	30	0.00	8,338.39	0.00	8,338.39	0.00	0.00	0.00	8,338.39	0.00
A-SB	10/01/25 - 10/30/25	30	0.00	32,589.24	0.00	32,589.24	0.00	0.00	0.00	32,589.24	0.00
A-3	10/01/25 - 10/30/25	30	0.00	511,370.83	0.00	511,370.83	0.00	0.00	0.00	511,370.83	0.00
A-4	10/01/25 - 10/30/25	30	0.00	608,161.23	0.00	608,161.23	0.00	0.00	0.00	608,161.23	0.00
X-A	10/01/25 - 10/30/25	30	0.00	334,824.13	0.00	334,824.13	0.00	0.00	0.00	334,824.13	0.00
X-B	10/01/25 - 10/30/25	30	0.00	29,102.99	0.00	29,102.99	0.00	0.00	0.00	29,102.99	0.00
A-S	10/01/25 - 10/30/25	30	0.00	180,245.16	0.00	180,245.16	0.00	0.00	0.00	180,245.16	0.00
B	10/01/25 - 10/30/25	30	0.00	119,016.65	0.00	119,016.65	0.00	0.00	0.00	119,016.65	0.00
C	10/01/25 - 10/30/25	30	0.00	111,516.07	0.00	111,516.07	0.00	0.00	0.00	111,516.07	0.00
X-D	10/01/25 - 10/30/25	30	0.00	49,737.61	0.00	49,737.61	0.00	0.00	0.00	49,737.61	0.00
D	10/01/25 - 10/30/25	30	0.00	77,274.00	0.00	77,274.00	0.00	0.00	0.00	77,274.00	0.00
E	10/01/25 - 10/30/25	30	0.00	24,781.76	0.00	24,781.76	0.00	0.00	0.00	24,781.76	0.00
F	10/01/25 - 10/30/25	30	0.00	34,075.38	0.00	34,075.38	0.00	0.00	0.00	34,075.38	0.00
G	10/01/25 - 10/30/25	30	0.00	24,781.76	0.00	24,781.76	0.00	0.00	0.00	24,781.76	0.00
H	10/01/25 - 10/30/25	30	0.00	12,389.03	0.00	12,389.03	0.00	0.00	0.00	12,389.03	0.00
J	10/01/25 - 10/30/25	30	201,025.67	80,545.49	0.00	80,545.49	(7,210.53)	0.00	0.00	87,756.02	194,558.58
RR Interest	10/01/25 - 10/30/25	30	10,580.29	117,828.93	0.00	117,828.93	(379.50)	0.00	0.00	118,208.43	10,239.92
Totals			211,605.96	2,356,578.65	0.00	2,356,578.65	(7,590.03)	0.00	0.00	2,364,168.68	204,798.50

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,023,963.64
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,382,418.89	Master Servicing Fee	4,095.04
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,977.69
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	274.36
ARD Interest	0.00	Operating Advisor Fee	1,108.78
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	164.61
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,382,418.89	Total Fees	10,910.48

Principal		Expenses/Reimbursements
Scheduled Principal	659,794.96	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,051.70
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	5,287.98
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	659,794.96	Total Expenses/Reimbursements	7,339.68

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,364,168.68
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	659,794.96
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,023,963.64
Total Funds Collected	3,042,213.85	Total Funds Distributed	3,042,213.80

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	637,220,014.94	637,220,014.94	Beginning Certificate Balance	637,220,014.69
(-) Scheduled Principal Collections	659,794.96	659,794.96	(-) Principal Distributions	659,794.96
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	636,560,219.98	636,560,219.98	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	637,255,103.24	637,255,103.24	Ending Certificate Balance	636,560,219.73
Ending Actual Collateral Balance	636,638,115.91	636,638,115.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.25)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.25)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.44%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	16	99,064,399.35	15.56%	21	4.7097	NAP	Defeased	16	99,064,399.35	15.56%	21	4.7097	NAP
2,000,000 or less	3	5,185,582.75	0.81%	21	4.5930	1.778174	1.20 or less	7	97,007,164.46	15.24%	15	4.2893	0.518087
2,000,001 to 3,000,000	7	16,998,809.53	2.67%	21	4.6671	1.705130	1.21 to 1.30	1	5,219,699.18	0.82%	21	5.4400	1.243000
3,000,001 to 4,000,000	5	17,305,703.38	2.72%	21	4.9416	1.409488	1.31 to 1.40	3	57,689,624.45	9.06%	22	4.5946	1.375678
4,000,001 to 5,000,000	7	30,484,244.31	4.79%	21	4.6008	1.850728	1.41 to 1.50	7	27,437,635.29	4.31%	21	4.7370	1.438628
5,000,001 to 6,000,000	3	15,756,326.69	2.48%	22	4.5997	2.151535	1.51 to 1.75	7	74,066,129.24	11.64%	20	4.4802	1.601207
6,000,001 to 7,000,000	1	6,621,538.94	1.04%	20	4.3200	1.613200	1.76 to 2.00	4	34,676,912.72	5.45%	21	4.2709	1.869639
7,000,001 to 8,000,000	1	7,050,000.00	1.11%	22	4.6700	1.661000	2.01 to 2.25	4	39,312,538.61	6.18%	22	4.1612	2.235466
8,000,001 to 9,000,000	2	16,521,756.27	2.60%	21	4.6285	1.679833	2.26 to 2.50	4	41,998,214.89	6.60%	22	4.3828	2.335607
9,000,001 to 10,000,000	1	9,530,483.01	1.50%	19	4.4860	1.077700	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	2	25,748,384.53	4.04%	4	5.3527	2.343551	2.76 to 3.00	3	51,362,901.79	8.07%	22	4.0987	2.862889
15,000,001 to 20,000,000	3	53,807,484.96	8.45%	19	4.4106	1.591391	3.01 or greater	6	108,725,000.00	17.08%	21	3.8577	3.509714
20,000,001 to 30,000,000	7	166,684,562.75	26.19%	21	4.0054	2.695729	Totals	62	636,560,219.98	100.00%	20	4.3415	1.944629
30,000,001 to 50,000,000	3	105,800,943.51	16.62%	22	4.2821	2.293740
50,000,001 or greater	1	60,000,000.00	9.43%	19	3.6514	0.371700
Totals	62	636,560,219.98	100.00%	20	4.3415	1.944629
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	19	99,064,399.35	15.56%	21	4.7097	NAP	Oregon	1	218,070.55	0.03%	19	4.4860	1.077700
Arizona	1	169,490.48	0.03%	19	4.4860	1.077700	Pennsylvania	5	8,839,659.35	1.39%	21	5.4061	1.313641
Arkansas	1	34,439.57	0.01%	19	4.4860	1.077700	Tennessee	1	2,246,025.80	0.35%	21	4.9230	1.528700
California	21	122,797,942.14	19.29%	21	4.1325	2.578642	Texas	30	60,713,866.82	9.54%	22	4.7627	1.946293
Colorado	2	13,011,292.02	2.04%	(14)	6.4355	0.635823	Utah	1	4,873,303.96	0.77%	17	3.7950	1.583300
Connecticut	1	91,762.35	0.01%	19	4.4860	1.077700	Virginia	3	4,568,728.38	0.72%	22	4.3738	0.476118
Florida	7	14,707,663.11	2.31%	21	4.5864	2.298292	Washington	3	4,039,177.84	0.63%	17	3.8831	1.518842
Georgia	3	43,858,315.52	6.89%	22	3.8827	2.944762	Wisconsin	6	46,724,772.03	7.34%	22	4.0972	2.848265
Idaho	1	2,063,609.19	0.32%	22	4.7700	2.201500	Wyoming	1	101,478.37	0.02%	19	4.4860	1.077700
Illinois	4	17,078,058.36	2.68%	19	4.7932	1.595261	Totals	145	636,560,219.98	100.00%	20	4.3415	1.944629
Indiana	7	6,205,433.45	0.97%	22	4.4173	1.721792
									Property Type³
Kansas	1	4,626,183.14	0.73%	20	4.9300	0.716600
Kentucky	1	178,126.94	0.03%	19	4.4860	1.077700		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	1	45,110,322.96	7.09%	21	3.9840	1.372500		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	3	8,763,316.19	1.38%	22	4.7907	1.905223	Defeased	19	99,064,399.35	15.56%	21	4.7097	NAP
Michigan	4	3,313,622.99	0.52%	17	3.8988	1.507364	Industrial	7	26,808,205.30	4.21%	23	4.2282	2.834222
Minnesota	3	331,520.91	0.05%	18	4.2194	1.272804	Lodging	73	87,865,499.50	13.80%	16	5.1713	1.321612
Missouri	2	10,962,618.48	1.72%	20	4.6091	1.625792	Mixed Use	1	3,643,531.92	0.57%	22	4.8000	0.801000
New Jersey	2	17,276,762.10	2.71%	22	4.7473	1.580657	Mobile Home Park	1	3,343,266.91	0.53%	21	4.8700	2.320500
New Mexico	1	4,448,774.39	0.70%	21	4.9900	1.453300	Multi-Family	3	7,712,359.30	1.21%	22	4.4374	0.970016
New York	1	60,000,000.00	9.43%	19	3.6514	0.371700	Office	5	143,997,535.83	22.62%	21	4.0306	1.428841
North Carolina	2	25,947,899.33	4.08%	22	3.8238	3.424447	Other	13	26,621,538.94	4.18%	18	3.9256	1.590737
North Dakota	1	3,643,531.92	0.57%	22	4.8000	0.801000	Retail	20	229,090,706.68	35.99%	21	4.0911	2.563619
Ohio	3	416,709.09	0.07%	19	4.4860	1.077700	Self Storage	3	8,413,176.27	1.32%	21	4.6592	2.552869
Oklahoma	2	133,342.92	0.02%	19	4.4860	1.077700	Totals	145	636,560,219.98	100.00%	20	4.3415	1.944629

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	99,064,399.35	15.56%	21	4.7097	NAP	Defeased	16	99,064,399.35	15.56%	21	4.7097	NAP
	3.750% or less	3	85,000,000.00	13.35%	19	3.6532	1.471778	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	6	155,510,322.96	24.43%	21	3.8925	2.477286	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	76,102,382.99	11.96%	22	4.1516	2.783907	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	8	69,014,014.48	10.84%	21	4.3579	1.903956	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	8	40,861,201.06	6.42%	22	4.7014	1.653377	49 months or greater	46	537,495,820.63	84.44%	20	4.2736	1.997453
	4.751% to 5.000%	10	49,819,626.26	7.83%	21	4.8485	1.575498	Totals	62	636,560,219.98	100.00%	20	4.3415	1.944629
	5.001% to 5.250%	3	41,114,380.14	6.46%	22	5.0176	1.379971
	5.251% to 5.750%	2	8,525,508.21	1.34%	21	5.4400	1.322335
	5.751% or greater	1	11,548,384.53	1.81%	(18)	6.7700	0.515800
	Totals	62	636,560,219.98	100.00%	20	4.3415	1.944629
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	99,064,399.35	15.56%	21	4.7097	NAP	Defeased	16	99,064,399.35	15.56%	21	4.7097	NAP
	60 months or less	46	537,495,820.63	84.44%	20	4.2736	1.997453	Interest Only	13	292,155,483.01	45.90%	21	3.9340	2.288712
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	1	6,621,538.94	1.04%	20	4.3200	1.613200
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	3	15,447,923.19	2.43%	21	4.8384	1.480704
	Totals	62	636,560,219.98	100.00%	20	4.3415	1.944629	241 months to 300 months	29	223,270,875.49	35.07%	19	4.6775	1.663483
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	62	636,560,219.98	100.00%	20	4.3415	1.944629
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	99,064,399.35	15.56%	21	4.7097	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		2	27,098,161.48	4.26%	21	3.9293	2.099798	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	44	510,397,659.15	80.18%	20	4.2919	1.992020	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	636,560,219.98	100.00%	20	4.3415	1.944629
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	883100735	OF	New York	NY	Actual/360	3.651%	188,655.67	0.00	0.00	N/A	06/06/27	--	60,000,000.00	60,000,000.00	11/06/25
2	883100752	RT	Baton Rouge	LA	Actual/360	3.984%	77,521.96	41,601.37	0.00	N/A	08/01/27	--	22,596,762.85	22,555,161.48	11/01/25
2A	883100753				Actual/360	3.984%	77,521.96	41,601.37	0.00	N/A	08/01/27	--	22,596,762.85	22,555,161.48	11/01/25
3	310937398	RT	Buford	GA	Actual/360	3.820%	130,262.00	0.00	0.00	N/A	09/11/27	--	39,600,000.00	39,600,000.00	11/11/25
4	300571751	LO	Various	TX	Actual/360	5.010%	144,117.65	54,732.54	0.00	N/A	09/06/27	--	33,405,676.05	33,350,943.51	11/06/25
5	310941458	OF	Los Angeles	CA	Actual/360	4.100%	115,978.75	0.00	0.00	N/A	09/11/27	--	32,850,000.00	32,850,000.00	11/11/25
6	600939281	OF	San Diego	CA	Actual/360	4.300%	107,380.56	0.00	0.00	N/A	09/11/27	--	29,000,000.00	29,000,000.00	11/11/25
7	310937394	RT	Mooresville	NC	Actual/360	3.820%	84,867.67	0.00	0.00	N/A	09/11/27	--	25,800,000.00	25,800,000.00	11/11/25
8	308870008	RT	Torrance	CA	Actual/360	3.658%	64,429.61	0.00	0.00	N/A	06/01/27	--	20,457,000.00	20,457,000.00	11/01/25
8A	308870108				Actual/360	3.658%	14,308.24	0.00	0.00	N/A	06/01/27	--	4,543,000.00	4,543,000.00	11/01/25
9	310941478	RT	Pleasant Prairie	WI	Actual/360	3.995%	86,003.47	0.00	0.00	N/A	09/01/27	--	25,000,000.00	25,000,000.00	11/01/25
10	310939969	IN	Germantown	WI	Actual/360	4.220%	77,583.34	32,708.33	0.00	N/A	10/11/27	--	21,349,948.12	21,317,239.79	09/11/25
11	308870011	98	Various	Various	Actual/360	3.795%	65,358.33	0.00	0.00	04/06/27	04/06/28	--	20,000,000.00	20,000,000.00	10/05/25
12	883100780	OF	Paramus	NJ	Actual/360	4.750%	70,090.93	34,108.13	0.00	N/A	09/06/27	--	17,135,981.96	17,101,873.83	11/06/25
13	310939500	LO	Chicago	IL	Actual/360	4.800%	69,197.57	35,735.50	0.00	N/A	06/11/27	--	16,741,346.63	16,705,611.13	11/11/25
14	883100756	IN	San Antonio	TX	Actual/360	4.495%	57,598.92	31,019.03	0.00	N/A	08/06/27	05/06/27	14,880,772.45	14,849,753.42	11/06/25
15	883100766	RT	Austin	TX	Actual/360	4.200%	51,356.67	0.00	0.00	N/A	09/06/27	--	14,200,000.00	14,200,000.00	11/06/25
16	308870016	LO	Denver	CO	Actual/360	6.770%	67,382.75	10,099.29	0.00	N/A	05/06/24	05/06/26	11,558,483.82	11,548,384.53	10/06/25
17	610940337	RT	Alpharetta	GA	Actual/360	4.590%	45,690.09	20,876.01	0.00	N/A	05/11/27	--	11,559,793.93	11,538,917.92	11/11/25
18	300571736	LO	League City	TX	Actual/360	5.320%	43,786.38	17,433.82	0.00	N/A	08/06/27	05/06/27	9,558,026.55	9,540,592.73	11/06/25
19	883100755	IN	San Antonio	TX	Actual/360	4.495%	36,205.04	19,497.67	0.00	N/A	08/06/27	05/06/27	9,353,628.59	9,334,130.92	11/06/25
20	310940493	LO	Frederick	MD	Actual/360	4.850%	34,368.46	24,659.66	0.00	N/A	09/11/27	--	8,229,228.75	8,204,569.09	11/11/25
21	308870021	LO	Various	Various	Actual/360	4.486%	36,815.73	0.00	0.00	N/A	06/01/27	--	9,530,483.01	9,530,483.01	10/01/25
22	308870022	IN	Romulus	MI	Actual/360	4.700%	34,749.39	17,114.39	0.00	N/A	10/11/27	--	8,585,984.32	8,568,869.93	11/11/25
23	310940883	98	St. Louis	MO	Actual/360	4.320%	24,762.49	35,043.06	0.00	N/A	07/11/27	--	6,656,582.00	6,621,538.94	11/11/25
24	410941016	RT	Brentwood	CA	Actual/360	4.410%	31,638.58	14,235.11	0.00	N/A	08/11/27	--	8,331,422.29	8,317,187.18	11/11/25
25	883100757	OF	Scottsdale	AZ	Actual/360	4.540%	30,378.88	13,909.76	0.00	N/A	08/06/27	05/06/27	7,770,638.80	7,756,729.04	11/06/25
27	300571745	RT	Whittier	CA	Actual/360	4.670%	28,350.79	0.00	0.00	N/A	09/06/27	--	7,050,000.00	7,050,000.00	11/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	308870028	RT	Destin	FL	Actual/360	4.730%	16,989.56	7,224.03	0.00	N/A	08/11/27	--	4,171,206.50	4,163,982.47	11/11/25
29	308870029	RT	Destin	FL	Actual/360	4.730%	6,974.76	2,965.69	0.00	N/A	08/11/27	--	1,712,413.91	1,709,448.22	11/11/25
30	410941185	IN	Melbourne	FL	Actual/360	4.260%	20,186.08	11,828.08	0.00	N/A	09/11/27	--	5,502,793.59	5,490,965.51	11/11/25
31	300571740	SS	Various	CA	Actual/360	4.340%	23,544.50	0.00	0.00	N/A	08/06/27	05/06/27	6,300,000.00	6,300,000.00	11/06/25
32	300571726	LO	Farmville	VA	Actual/360	4.830%	21,994.32	10,515.83	0.00	N/A	07/06/27	04/06/27	5,288,155.32	5,277,639.49	11/06/25
33	883100779	OF	Moreno Valley	CA	Actual/360	4.100%	17,853.32	11,138.58	0.00	N/A	09/06/27	--	5,056,800.58	5,045,662.00	11/06/25
34	300571733	LO	Harrisburg	PA	Actual/360	5.440%	24,495.17	9,346.64	0.00	N/A	08/06/27	--	5,229,045.82	5,219,699.18	11/06/25
35	308870035	RT	Douglasville	GA	Actual/360	4.750%	20,923.14	10,114.88	0.00	N/A	10/11/27	--	5,115,333.72	5,105,218.84	11/11/25
36	308870036	RT	Topeka	KS	Actual/360	4.930%	19,698.74	13,971.36	0.00	N/A	07/11/27	--	4,640,154.50	4,626,183.14	11/11/25
37	308870037	SS	Stockton	CA	Actual/360	4.580%	18,143.26	8,132.47	0.00	N/A	09/11/27	--	4,600,347.44	4,592,214.97	11/11/25
38	300571741	RT	Springfield	MO	Actual/360	5.050%	18,913.74	8,296.29	0.00	N/A	08/06/27	--	4,349,375.83	4,341,079.54	11/06/25
39	300571768	RT	Albuquerque	NM	Actual/360	4.990%	19,149.06	7,661.47	0.00	N/A	08/06/27	--	4,456,435.86	4,448,774.39	11/06/25
40	883100760	MF	Norfolk	VA	Actual/360	4.365%	15,956.66	8,978.12	0.00	N/A	09/06/27	--	4,245,202.89	4,236,224.77	11/06/25
41	883100761	RT	Lexington	KY	Actual/360	4.750%	16,141.09	7,854.69	0.00	N/A	09/06/27	05/06/27	3,946,208.46	3,938,353.77	11/06/25
42	883100759	MU	West Fargo	ND	Actual/360	4.800%	15,089.73	7,208.55	0.00	N/A	09/06/27	--	3,650,740.47	3,643,531.92	11/06/25
43	300571744	SS	Woodland	CA	Actual/360	4.490%	15,948.85	0.00	0.00	N/A	09/06/27	--	4,125,000.00	4,125,000.00	11/06/25
44	308870044	RT	Ellenwood	GA	Actual/360	4.590%	14,219.67	6,902.27	0.00	N/A	07/11/27	--	3,597,640.70	3,590,738.43	11/11/25
45	308870045	MH	Fort Pierce	FL	Actual/360	4.870%	14,047.95	6,579.34	0.00	N/A	08/11/27	--	3,349,846.25	3,343,266.91	11/11/25
46	300571737	RT	Frisco	TX	Actual/360	5.050%	14,906.89	5,608.61	0.00	N/A	08/06/27	--	3,427,965.70	3,422,357.09	11/06/25
47	300571735	LO	New Cumberland	PA	Actual/360	5.440%	15,513.61	5,919.54	0.00	N/A	08/06/27	--	3,311,728.57	3,305,809.03	11/06/25
48	308870048	MH	Bradenton	FL	Actual/360	4.900%	13,032.73	6,073.43	0.00	N/A	07/11/27	--	3,088,730.89	3,082,657.46	11/11/25
49	308870049	SS	Clute	TX	Actual/360	5.250%	13,356.07	5,418.86	0.00	N/A	09/11/27	07/11/27	2,954,337.79	2,948,918.93	11/11/25
50	308870050	RT	Indianapolis	IN	Actual/360	4.720%	11,584.35	5,700.35	0.00	N/A	09/11/27	--	2,850,168.04	2,844,467.69	11/11/25
51	410941448	RT	Mansfield	TX	Actual/360	4.640%	10,489.48	8,116.21	0.00	N/A	08/11/27	--	2,625,287.17	2,617,170.96	11/11/25
54	308870054	RT	Highland	IN	Actual/360	4.080%	9,469.97	5,955.27	0.00	N/A	09/11/27	--	2,695,436.47	2,689,481.20	11/11/25
55	308870055	RT	Montgomery	TX	Actual/360	4.780%	9,541.47	4,591.87	0.00	N/A	09/11/27	--	2,318,079.48	2,313,487.61	11/11/25
56	883100740	SS	Fenton	MI	Actual/360	4.975%	10,113.75	3,937.74	0.00	N/A	07/06/27	03/06/27	2,360,803.99	2,356,866.25	11/06/25
57	410938908	RT	North Hills	CA	Actual/360	5.100%	9,848.31	4,268.38	0.00	N/A	07/11/27	--	2,242,499.33	2,238,230.95	11/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
58	308870058	SS	Cypress	TX	Actual/360	4.870%	9,347.44	4,404.08	0.00	N/A	07/11/27	--	2,228,971.16	2,224,567.08	11/11/25
59	883100743	RT	Chattanooga	TN	Actual/360	4.923%	9,537.43	3,765.71	0.00	N/A	08/06/27	--	2,249,791.51	2,246,025.80	11/06/25
60	883100775	SS	Coeur dAlene	ID	Actual/360	4.770%	8,490.79	3,534.84	0.00	N/A	09/06/27	--	2,067,144.03	2,063,609.19	11/06/25
61	410941039	MF	Chico	CA	Actual/360	4.550%	7,000.44	3,192.77	0.00	N/A	08/11/27	--	1,786,712.23	1,783,519.46	11/11/25
62	410941030	MF	Chico	CA	Actual/360	4.500%	6,570.73	3,056.29	0.00	N/A	08/11/27	--	1,695,671.36	1,692,615.07	11/11/25
63	308870063	MH	Kissimmee	FL	Actual/360	4.950%	6,983.95	3,157.68	0.00	N/A	09/11/27	--	1,638,462.41	1,635,304.73	11/11/25
Totals							2,382,418.89	659,794.96	0.00				637,220,014.94	636,560,219.98
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,300,373.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	28,201,020.00	13,567,876.22	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,114,720.00	2,609,395.14	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,713,087.00	3,783,886.26	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,379,890.62	1,598,475.07	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,039,106.78	2,354,668.20	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,412,360.51	1,869,102.28	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	59,746,222.00	29,982,273.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	16,835,063.77	8,458,608.74	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,063,777.00	1,026,003.00	01/01/25	03/31/25	--	0.00	0.00	109,954.31	220,402.32	0.00	0.00
11	13,829,386.00	0.00	--	--	--	0.00	0.00	65,272.21	65,272.21	0.00	0.00
12	2,172,210.47	1,708,331.74	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,163,674.04	3,867,875.12	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,215,235.68	1,834,126.85	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,273,306.00	01/01/25	06/30/25	--	0.00	14,080.64	77,431.63	77,431.63	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,426,214.57	1,540,270.60	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	35,623,487.66	0.00	--	--	10/14/25	662,409.47	0.00	38,586.38	38,586.38	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,157,749.00	868,311.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	753,480.74	628,728.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	560,790.80	283,038.92	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	639,591.00	524,561.39	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	269,320.28	195,280.45	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,151,534.24	529,659.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	996,333.67	853,133.17	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	363,952.04	570,687.36	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	335,028.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	536,252.00	426,321.57	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	2,066,929.31	988,578.24	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	356,571.22	87,689.17	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	298,593.73	117,552.52	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	628,423.20	296,745.10	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	565,985.30	214,171.87	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	581,702.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	410,163.64	140,113.88	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	442,558.18	417,262.58	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	325,243.29	158,330.23	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	316,800.00	237,600.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	431,972.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	278,660.10	137,664.97	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
58	353,411.80	230,282.35	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	272,125.66	192,556.95	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
60	320,967.90	161,968.87	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
61	128,043.20	91,267.15	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	203,713.15	113,536.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	205,981,725.67	83,939,239.91				662,409.47	14,080.64	291,244.53	401,692.54	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/25	1	21,317,239.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.341482%	4.317855%	20
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,530,483.01	1	469,516.99	0	0.00	4.341797%	4.318174%	21
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.324029%	4.300232%	22
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.324365%	4.277100%	23
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	60,000,000.00	0	0.00	0	0.00	4.324699%	4.277463%	24
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	298,267.76	0	0.00	4.325057%	4.277851%	25
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.326055%	4.278893%	26
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.326405%	4.279273%	27
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.326726%	4.279622%	28
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.327122%	4.279286%	29
01/17/25	1	4,767,081.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.327439%	4.279624%	30
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.327753%	4.279960%	31
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
10	310939969	09/11/25	1	1	109,954.31	220,402.32	0.00		21,385,035.75
11	308870011	10/05/25	0	B	65,272.21	65,272.21	0.00		20,000,000.00
16	308870016	10/06/25	0	B	77,431.63	77,431.63	0.00		11,558,483.83
21	308870021	10/01/25	0	B	38,586.38	38,586.38	0.00		9,530,483.01	03/06/25	1
Totals					291,244.53	401,692.54	0.00		62,474,002.59
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		11,548,385	11,548,385		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		605,011,835	583,694,596	21,317,240			0
25 - 36 Months		20,000,000	20,000,000		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		0	0		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Nov-25	636,560,220	615,242,980	21,317,240	0		0	0
Oct-25	637,220,015	637,220,015	0	0		0	0
Sep-25	638,350,597	638,350,597	0	0		0	0
Aug-25	639,015,086	639,015,086	0	0		0	0
Jul-25	639,676,927	639,676,927	0	0		0	0
Jun-25	640,380,143	640,380,143	0	0		0	0
May-25	641,333,334	629,424,419	0	0	11,908,915		0
Apr-25	642,029,883	642,029,883	0	0		0	0
Mar-25	642,679,421	642,679,421	0	0		0	0
Feb-25	643,459,627	643,459,627	0	0		0	0
Jan-25	644,103,463	639,336,382	4,767,082	0		0	0
Dec-24	644,744,736	644,744,736	0	0		0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
21	308870021	9,530,483.01	9,530,483.01	547,200,000.00	04/01/25	28,297,123.82	1.07770	12/31/24	06/01/27	I/O
Totals		9,530,483.01	9,530,483.01	547,200,000.00		28,297,123.82

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
21	308870021	LO	Various	03/06/25	1

Loan transferred to Special Servicing effective 2/24/25 due to imminent default. Hello Letter was noticed and PNA has been executed. Collateral consists of a 65 mixed service hotels, totaling 6,366 keys. Loan is paid through 11/1/2025. A

Modification Agreement was signed on 9/25/2025 which provides for the expedited sale of underperforming assets along with modifications to certain release provisions, cash-management terms and other terms to improve funding towards operations at remaining portfolio.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	883100735	0.00	3.65140%	0.00	3.65140%	9	07/08/25	07/08/25	--
4	300571751	0.00	5.01000%	0.00	5.01000%	10	11/09/20	08/06/20	--
13	310939500	0.00	4.80000%	0.00	4.80000%	2	02/09/22	12/11/21	--
16	308870016	0.00	5.27000%	0.00	5.27000%	10	11/05/20	09/06/20	--
16	308870016	0.00	5.27000%	0.00	5.27000%	10	08/26/24	09/06/20	--
18	300571736	18,500,000.00	5.32000%	18,500,000.00	5.32000%	10	08/05/20	06/06/20	--
Totals		18,500,000.00		18,500,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
53	308870053 02/17/23	2,948,578.89	6,260,000.00	4,271,608.90	769,225.01	4,271,608.90	3,502,383.89	0.00	0.00	308,876.77	(308,876.77)	9.65%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		2,948,578.89	6,260,000.00	4,271,608.90	769,225.01	4,271,608.90	3,502,383.89	0.00	0.00	308,876.77	(308,876.77)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
53	308870053	11/18/24	0.00	0.00	(308,876.77)	0.00	(1,121.50)	0.00	0.00	0.00	0.00
		05/17/23	0.00	0.00	(307,755.27)	0.00	(307,755.27)	0.00	0.00	0.00
		02/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	(308,876.77)	0.00	(308,876.77)	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	1,988.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	1,049.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	774.82	0.00	0.00	0.00	0.00	0.00	0.00	(14,929.71)
18	0.00	0.00	0.00	0.00	612.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	2,051.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	338.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	310.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	214.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,051.70	0.00	5,287.98	0.00	0.00	0.00	0.00	0.00	0.00	(14,929.71)
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(7,590.03)

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29